As filed with the Securities and Exchange Commission May 7, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2023 – February 29, 2024

ITEM 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report
February 29, 2024
(Unaudited)
MAI Managed Volatility Fund
Managed By MAI Capital Management, LLC

TABLE OF CONTENTS
IMPORTANT INFORMATION
The views expressed in this report are those of the MAI Managed Volatility Fund (the “Fund”) managers as of February 29,
2024, and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.
An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The Fund may invest in securities issued by smaller and medium-sized companies, which typically involves greater risk than investing in larger, more established companies. Selling call options risk occurs if the Fund is required to sell an underlying security and forego gains if the market price exceeds the exercise price before the expiration date. Selling put options risk occurs if the Fund is required to buy an underlying security and forego gains if the market price is below the exercise price before the expiration date. Option risks include, but are not limited to, the possibility of an imperfect correlation between the movement in the options’ prices and that of the securities/indices hedged (or used for cover), which may render a given hedge unable to achieve its objective;
possible loss of the premium paid for options; and potential inability to benefit from the appreciation of an underlying security above the exercise price. ADRs (American Depositary Receipt) may be subject to international trade, currency, political, regulatory and diplomatic risks. The Fund is also subject to other risks, such as fixed-income securities risk, which are detailed in the Fund’s prospectus. Diversification does not assure a profit or protect against a loss in a declining market.
A put is an option contract giving the owner the right, but not the obligation, to sell a specified amount of an underlying asset at a set price within a specified time. A cash-secured put is a put for which the writer deposits an amount of cash equal to the option’s exercise price. A call is an option contract giving the owner the right (but not the obligation) to buy a specified amount of an underlying security at a specified price within a specified time. A covered call is an options strategy whereby an investor holds a (long) position in an asset and writes (sells) call options on that same asset in an effort to, potentially, generate increased income from the asset. A call option is out-of-the-money if the stock price is below its strike price and a put option is out-of-the-money if the stock price is above its strike price. The spread to strike price is the difference between the current price of the security and the strike price. Strike price is the price at which a specific options contract can be exercised. Beta is a measure of a fund’s sensitivity to market movements. A portfolio with a beta greater than 1 is more volatile than the market, and a portfolio with a beta less than 1 is less volatile than the market. Premium realized through the sale of options is not distributable as quarterly income. Sharpe ratio measures risk-adjusted performance. The greater a portfolio’s sharpe ratio, the better its risk-adjusted performance has been. Standard deviation is a statistical measure of the volatility of the fund’s returns. In general, the higher the standard deviation, the greater the volatility of the return. The CBOE
S&P 500 BuyWrite Index (BXM) tracks the performance of a hypothetical at-the-money buy-write strategy on the S&P 500.
Data is available on the index going back to June 30, 1986. One cannot invest directly in an index.
Schedule of Investments 1
Schedule of Call and Put Options Written 4
Notes to Schedules of Investments and Call and Put Options Written 5
Statement of Assets and Liabilities 7
Statement of Operations 8
Statements of Changes in Net Assets 9
Financial Highlights 10
Notes to Financial Statements 12
Additional Information 19

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
February 29, 2024

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 43.4%
Communication Services - 4.7%
28,660 Alphabet, Inc., Class A
(a)(b)
$ 3,968,264
34,293 AT&T, Inc. 580,580
32,172 Comcast Corp., Class A 1,378,570
7,289 Meta Platforms, Inc., Class A 3,572,557
10,041 The Walt Disney Co. 1,120,375
17,941 Verizon Communications, Inc.
(b)
717,999
8,296 Warner Bros Discovery, Inc.
(a)
72,922
11,411,267
Consumer Discretionary - 3.9%
22,360 Amazon.com, Inc.
(a)(b)
3,952,353
2,814 McDonald's Corp. 822,476
10,544 NIKE, Inc., Class B 1,095,838
10,011 The Home Depot, Inc.
(b)
3,810,287
9,680,954
Consumer Staples - 2.8%
11,233 Altria Group, Inc. 459,542
5,660 Anheuser-Busch InBev SA/NV, ADR 341,694
1,270 Costco Wholesale Corp. 944,740
5,376 Diageo PLC, ADR 810,701
15,152 Mondelez International, Inc., Class A 1,107,157
9,224 PepsiCo., Inc.
(b)
1,525,096
4,882 The Procter & Gamble Co. 775,945
17,265 Walmart, Inc. 1,011,902
6,976,777
Energy - 1.8%
4,159 Chevron Corp. 632,209
4,761 EOG Resources, Inc. 544,944
7,329 Exxon Mobil Corp. 766,027
48,133 Kinder Morgan, Inc. 837,033
5,807 Marathon Petroleum Corp. 982,719
3,323 Occidental Petroleum Corp. 201,407
8,894 Schlumberger NV 429,847
4,394,186
Financials - 6.5%
52,675 Bank of America Corp.
(b)
1,818,341
4,184 Berkshire Hathaway, Inc., Class B
(a)
1,712,930
7,060 Chubb, Ltd. 1,776,790
11,965 Citigroup, Inc. 663,938
12,857 JPMorgan Chase & Co. 2,392,173
14,790 MetLife, Inc. 1,031,455
12,732 The Charles Schwab Corp. 850,243
13,795 U.S. Bancorp 578,838
14,260 Visa, Inc., Class A
(b)
4,030,446
19,495 Wells Fargo & Co. 1,083,727
15,938,881
Health Care - 5.7%
15,837 Abbott Laboratories
(b)
1,878,902
9,442 AbbVie, Inc. 1,662,264
7,031 Amgen, Inc. 1,925,299
11,136 Bristol-Myers Squibb Co. 565,152
9,531 CVS Health Corp. 708,820
9,690 Johnson & Johnson
(b)
1,563,772
10,745 Medtronic PLC 895,703
6,765 Merck & Co., Inc. 860,170
676 Organon & Co. 11,769
20,839 Pfizer, Inc. 553,484
6,703 UnitedHealth Group, Inc.
(b)
3,308,601

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
February 29, 2024

See Notes to Financial Statements.
Shares Security Description Value
Health Care - 5.7% (continued)
2,585 Viatris, Inc. $ 31,976
13,965,912
Industrials - 2.8%
5,392 Carrier Global Corp. 299,687
9,007 Honeywell International, Inc. 1,789,961
2,696 Otis Worldwide Corp. 256,929
14,637 RTX Corp. 1,312,500
3,529 The Boeing Co.
(a)
718,928
4,919 Union Pacific Corp. 1,247,901
7,679 United Parcel Service, Inc., Class B 1,138,489
6,764,395
Information Technology - 13.5%
12,466 Advanced Micro Devices, Inc.
(a)
2,400,079
40,860 Apple, Inc.
(b)
7,385,445
2,387 Broadcom, Inc. 3,104,270
27,517 Cisco Systems, Inc. 1,330,997
4,805 Fortinet, Inc.
(a)
332,074
15,389 Intel Corp. 662,497
2,669 Intuit, Inc. 1,769,253
19,736 Microsoft Corp.
(b)
8,163,599
1,924 NVIDIA Corp. 1,522,115
24,562 Oracle Corp. 2,743,084
12,656 QUALCOMM, Inc. 1,996,990
2,444 ServiceNow, Inc.
(a)
1,885,155
33,295,558
Materials - 0.2%
2,318 Air Products and Chemicals, Inc. 542,505
Real Estate - 0.7%
4,439 American Tower Corp. REIT 882,740
25,155 Weyerhaeuser Co. REIT 864,829
1,747,569
Utilities - 0.8%
37,380 NextEra Energy, Inc.
(b)
2,063,002
Total Common Stock (Cost $53,378,368) 106,781,006
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 22.8%
U.S. Treasury Securities - 22.8%
$ 2,000,000 U.S. Treasury Note/Bond 3.00% 06/30/24 1,984,486
5,000,000 U.S. Treasury Note/Bond 4.25  09/30/24 4,971,039
5,500,000 U.S. Treasury Note/Bond 2.13  09/30/24 5,402,184
6,000,000 U.S. Treasury Note/Bond 4.50  11/30/24 5,967,873
5,000,000 U.S. Treasury Note/Bond 4.25  12/31/24 4,963,872
10,000,000 U.S. Treasury Note/Bond 4.63  02/28/25 9,958,682
5,000,000 U.S. Treasury Note/Bond 2.75  02/28/25 4,889,299
7,500,000 U.S. Treasury Note/Bond 3.88  04/30/25 7,410,059
7,500,000 U.S. Treasury Note/Bond 4.63  06/30/25 7,477,295
3,000,000 U.S. Treasury Note/Bond 4.25  10/15/25 2,976,328
56,001,117
Total U.S. Government & Agency Obligations (Cost $56,330,051) 56,001,117
Shares Security Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
415 Occidental Petroleum Corp.
(a)
(Cost $0) $ 22.00 08/03/27 16,019

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
February 29, 2024

See Notes to Financial Statements.
Shares Security Description Value
Money Market Fund - 32.9%
80,999,851 First American Government Obligations Fund, Class X, 5.23%
(c)
(Cost $80,999,851) $ 80,999,851
Investments, at value - 99.1% (Cost $190,708,270) $ 243,797,993
Total Written Options - (2.3)% (Premiums Received $(4,167,142)) (5,544,855)
Other Assets & Liabilities, Net - 3.2% 7,719,677
Net Assets - 100.0% $ 245,972,815

MAI Managed Volatility Fund
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
February 29, 2024

See Notes to Financial Statements.
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (2.3)%
Call Options Written - (2.2)%
(15) CBOE S&P 500 INDEX S&P 500 $ 4,725.00 03/24 $ 7,644,405 $ (556,725)
(10) CBOE S&P 500 INDEX S&P 500 4,800.00 03/24 5,096,270 (304,600)
(10) CBOE S&P 500 INDEX S&P 500 4,650.00 03/24 5,096,270 (449,450)
(5) CBOE S&P 500 INDEX S&P 500 4,930.00 03/24 2,548,135 (93,925)
(10) CBOE S&P 500 INDEX S&P 500 4,675.00 03/24 5,096,270 (431,700)
(15) CBOE S&P 500 INDEX S&P 500 4,850.00 04/24 7,644,405 (403,500)
(15) CBOE S&P 500 INDEX S&P 500 4,700.00 04/24 7,644,405 (623,805)
(15) CBOE S&P 500 INDEX S&P 500 4,650.00 04/24 7,644,405 (701,175)
(20) CBOE S&P 500 INDEX S&P 500 4,600.00 04/24 10,192,540 (1,032,500)
(10) CBOE S&P 500 INDEX S&P 500 4,690.00 04/24 5,096,270 (440,200)
(10) CBOE S&P 500 INDEX S&P 500 4,745.00 05/24 5,096,270 (416,050)
Total Call Options Written (Premiums Received $(3,984,890)) (5,453,630)
Put Options Written - (0.1)%
(10) CBOE S&P 500 INDEX S&P 500 4,575.00 04/24 4,575,000 (3,550)
(15) CBOE S&P 500 INDEX S&P 500 4,775.00 04/24 7,162,500 (14,625)
(20) CBOE S&P 500 INDEX S&P 500 4,750.00 04/24 9,500,000 (22,700)
(20) CBOE S&P 500 INDEX S&P 500 4,775.00 04/24 9,550,000 (30,100)
(10) CBOE S&P 500 INDEX S&P 500 4,680.00 05/24 4,680,000 (20,250)
Total Put Options Written (Premiums Received $(182,252)) (91,225)
Total Written Options - (2.3)% (Premiums Received
$(4,167,142)) $ (5,544,855)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
February 29, 2024

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of February 29, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
** Used to meet the collateral requirements of a tri-party agreement between the prime broker, custodian and the Fund
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) All or a portion of this security is held as collateral for written options.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of February 29, 2024.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 11,411,267 $ – $ – $ 11,411,267
Consumer Discretionary 9,680,954 – – 9,680,954
Consumer Staples 6,976,777 – – 6,976,777
Energy 4,394,186 – – 4,394,186
Financials 15,938,881 – – 15,938,881
Health Care 13,965,912 – – 13,965,912
Industrials 6,764,395 – – 6,764,395
Information Technology 33,295,558 – – 33,295,558
Materials 542,505 – – 542,505
Real Estate 1,747,569 – – 1,747,569
Utilities 2,063,002 – – 2,063,002
U.S. Government & Agency Obligations – 56,001,117 – 56,001,117
Warrants 16,019 – – 16,019
Money Market Fund 80,999,851 – – 80,999,851
Investments at Value $ 187,796,876 $ 56,001,117 $ – $ 243,797,993
Total Assets $ 187,796,876 $ 56,001,117 $ – $ 243,797,993
Liabilities
Other Financial Instruments*
Written Options (627,355) (4,917,500) – (5,544,855)
Total Liabilities $ (627,355) $ (4,917,500) $ – $ (5,544,855)
*
Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.
PORTFOLIO HOLDINGS
% of Net Assets
Common Stock 43.4%
U.S. Government & Agency Obligations 22.8%
Warrants 0.0%
Money Market Fund** 32.9%
Written Options (2.3)%
Other Assets & Liabilities, Net 3.2%
100.0%

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
February 29, 2024

See Notes to Financial Statements.
PORTFOLIO HOLDINGS
% of Common Stock
Communication Services 10.7%
Consumer Discretionary 9.1%
Consumer Staples 6.5%
Energy 4.1%
Financials 14.9%
Health Care 13.1%
Industrials 6.3%
Information Technology 31.2%
Materials 0.5%
Real Estate 1.7%
Utilities 1.9%
100.0%

MAI Managed Volatility Fund
STATEMENT OF ASSETS AND LIABILITIES
February 29, 2024

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $190,708,270) $ 243,797,993
Deposits with broker 7,235,886
Receivables:
Fund shares sold 413,217
Dividends and interest 1,003,816
Prepaid expenses 18,307
Total Assets
252,469,219
LIABILITIES
Call options written, at value (Premiums received $3,984,890) 5,453,630
Put options written, at value (Premiums received $182,252) 91,225
Payables:
Fund shares redeemed 784,111
Accrued Liabilities:
Investment adviser fees 135,733
Fund services fees 25,993
Other expenses 5,712
Total Liabilities
6,496,404
NET ASSETS
$ 245,972,815
COMPONENTS OF NET ASSETS
Paid-in capital $ 198,462,075
Distributable Earnings 47,510,740
NET ASSETS
$ 245,972,815
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 16,937,776
Investor Shares 49,496
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $245,224,136) $ 14.48
Investor Shares (based on net assets of $748,679) $ 15.13

MAI Managed Volatility Fund
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 29, 2024

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $(54) $ 2,718,467
Interest income 1,673,383
Total Investment Income
4,391,850
EXPENSES
Investment adviser fees 925,984
Fund services fees 151,492
Transfer agent fees:
Institutional Shares 5,233
Investor Shares 1,543
Non 12b-1 shareholder servicing fees:
Institutional Shares 93,209
Investor Shares 397
Distribution fees:
Investor Shares 854
Custodian fees 13,027
Registration fees:
Institutional Shares 10,652
Investor Shares 10,485
Professional fees 30,758
Trustees' fees and expenses 6,672
Other expenses 39,576
Total Expenses 1,289,882
Fees waived
(66,728)
Net Expenses
1,223,154
NET INVESTMENT INCOME
3,168,696
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
2,635
Written options
(809,322)
Net realized loss
(806,687)
Net change in unrealized appreciation (depreciation) on:
Investments
11,565,688
Written options
(1,473,319)
Net change in unrealized appreciation (depreciation)
10,092,369
NET REALIZED AND UNREALIZED GAIN
9,285,682
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 12,454,378

MAI Managed Volatility Fund
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
February 29,
2024
For the Year
Ended
August 31,
2023
OPERATIONS
Net investment income $ 3,168,696 $ 4,404,543
Net realized gain (loss) (806,687) 5,066,608
Net change in unrealized appreciation (depreciation) 10,092,369 8,684,768
Increase in Net Assets Resulting from Operations
12,454,378 18,155,919
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares (8,828,444) (6,807,108)
Investor Shares (21,244) (10,408)
Total Distributions Paid
(8,849,688) (6,817,516)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 21,974,546 74,916,034
Investor Shares 594,882 695,305
Reinvestment of distributions:
Institutional Shares 8,585,070 6,679,031
Investor Shares 21,244 10,407
Redemption of shares:
Institutional Shares
(36,219,270) (46,501,381)
Investor Shares
(456,435) (592,910)
Increase (Decrease) in Net Assets from Capital Share Transactions
(5,499,963) 35,206,486
Increase (Decrease) in Net Assets
(1,895,273) 46,544,889
NET ASSETS
Beginning of Period
247,868,088 201,323,199
End of Period
$ 245,972,815 $ 247,868,088
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 1,531,561 5,449,951
Investor Shares 39,743 48,472
Reinvestment of distributions:
Institutional Shares 603,206 485,493
Investor Shares 1,429 730
Redemption of shares:
Institutional Shares
(2,529,152) (3,366,917)
Investor Shares
(30,560) (41,707)
Increase (Decrease) in Shares
(383,773) 2,576,022

MAI Managed Volatility Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months
Ended
February 29,
2024
For the Years Ended August 31,
2023 2022 2021 2020 2019
INSTITUTIONAL CLASS
NET ASSET VALUE,
Beginning of Period
$ 14.27 $ 13.61 $ 13.82 $ 12.01 $ 11.90 $ 11.87
INVESTMENT
OPERATIONS
Net investment
income (a) 0.18 0.27 0.03 0.00
(b)
0.09 0.16
Net realized and
unrealized gain (loss)
0.54 0.84 (0.24) 1.82 0.19 0.21
Total from Investment
Operations
0.72 1.11 (0.21) 1.82 0.28 0.37
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment
income (0.18) (0.21) (0.00)
(b)
(0.01) (0.11) (0.14)
Net realized gain
(0.33) (0.24) – – (0.06) (0.20)
Total Distributions to
Shareholders
(0.51) (0.45) (0.00) (0.01) (0.17) (0.34)
NET ASSET VALUE, End
of Period
$ 14.48 $ 14.27 $ 13.61 $ 13.82 $ 12.01 $ 11.90
TOTAL RETURN
5.16%(c) 8.29% (1.49)% 15.12% 2.42% 3.33%
RATIOS/
SUPPLEMENTARY DATA
Net Assets at End of
Period (000s omitted) $ 245,224 $ 247,291 $ 200,883 $ 175,686 $ 156,165 $ 144,705
Ratios to Average Net
Assets:
Net investment
income 2.56%(d) 1.97% 0.23% 0.02% 0.73% 1.38%
Net expenses 0.99%(d) 0.99% 1.00% 1.03% 1.00% 0.99%
Dividend expenses –%(d) –% 0.01% 0.04% 0.01% –%
Net expenses without
dividend and interest
expenses 0.99% 0.99% 0.99% 0.99% 0.99% 0.99%
Gross expenses (e) 1.03%(d) 1.04% 1.06% 1.12% 1.12% 1.10%
PORTFOLIO TURNOVER
RATE 0%(c) 0% 9% 0% 22% 1%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

MAI Managed Volatility Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months
Ended
February 29,
2024
For the Years Ended August 31,
2023 2022 2021 2020 2019
INVESTOR CLASS
NET ASSET VALUE,
Beginning of Period
$ 14.83 $ 14.03 $ 14.28 $ 12.44 $ 12.24 $ 12.11
INVESTMENT
OPERATIONS
Net investment
income (loss) (a) 0.17 0.25 0.00
(b)
(0.03) 0.06 0.13
Net realized and
unrealized gain (loss)
0.57 0.87 (0.25) 1.87 0.21 0.22
Total from Investment
Operations
0.74 1.12 (0.25) 1.84 0.27 0.35
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment
income (0.11) (0.08) – – (0.01) (0.02)
Net realized gain
(0.33) (0.24) – – (0.06) (0.20)
Total Distributions to
Shareholders
(0.44) (0.32) – – (0.07) (0.22)
NET ASSET VALUE, End
of Period
$ 15.13 $ 14.83 $ 14.03 $ 14.28 $ 12.44 $ 12.24
TOTAL RETURN
5.04%(c) 8.03% (1.75)% 14.79% 2.22% 2.98%
RATIOS/
SUPPLEMENTARY DATA
Net Assets at End of
Period (000s omitted) $ 749 $ 577 $ 440 $ 425 $ 315 $ 454
Ratios to Average Net
Assets:
Net investment
income (loss) 2.33%(d) 1.72% (0.01)% (0.23)% 0.48% 1.12%
Net expenses 1.24%(d) 1.24% 1.25% 1.28% 1.25% 1.24%
Dividend expenses –%(d) –% 0.01% 0.04% 0.01% –%
Net expenses without
dividend and interest
expenses 1.24% 1.24% 1.24% 1.24% 1.24% 1.24%
Gross expenses (e) 5.43%(d) 6.22% 7.57% 8.12% 6.78% 5.56%
PORTFOLIO TURNOVER
RATE 0%(c) 0% 9% 0% 22% 1%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
February 29, 2024
Note 1. Organization
The MAI Managed Volatility Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”).
The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust
Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Class and
Investor Class. Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively. The Fund’s investment objective is income and long-term capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial
Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services –
Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”)
has designated the Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-
based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
February 29, 2024
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various
“inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of February 29, 2024, for the Fund’s investments is included in the Fund’s Notes to Schedules of Investments and Call and Put Options Written.
Security Transactions, Investment Income and Realized Gain and Loss – Investment
transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method.
Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.
The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.
The values of each individual written option outstanding as of February 29, 2024, are disclosed in the
Fund’s Schedule of Call and Put Options Written.

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
February 29, 2024
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended
(“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of February 29, 2024, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s statement of assets and liabilities.
Note 3. Fees and Expenses
Investment Adviser – MAI Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group,
LLC (d/b/a ACA Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor is not affiliated with the Adviser or Atlantic
Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund
Services) (“Apex”) or their affiliates. The Trust has adopted a Rule 12b-1 plan under which the Fund pays the Distributor a fee up to 0.25% of the average daily net assets of the Investor Class for distribution services and/or the servicing of shareholder accounts. Because the Investor Class pays distribution fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor may pay any fee received under the Rule 12b-1 plan to the Adviser or other financial intermediaries that provide

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
February 29, 2024
distribution and shareholder services with respect to Investor Class shares. In addition to paying fees under the Rule 12b-1 plan, the Fund may pay service fees to financial intermediaries for administration, recordkeeping and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents. If the Fund pays shareholder service fees on an ongoing basis, over time these fees will increase the cost of your investment.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays
Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial
Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the
Chairman), and the Audit Committee Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of
Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursements and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, acquired fund fees and expenses, dividends on short sales, brokerage costs, and extraordinary expenses ) to 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively , through at least January 1, 2025. The contractual waivers may be changed or eliminated at any time with consent of the Board. During the period ended February 29, 2024, fees waived were $66,728.
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/
or Expense Reimbursement of a class (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/
expenses were waived/reimbursed. As of February 29, 2024, $436,001 is subject to recapture by the
Adviser .
Note 5. Security Transactions
Investment transactions for the period ended February 29, 2024 excluding U.S. Government and
Agency securities and short-term investments, were as follows:
Investment transactions in U.S. Government and Agency securities for the period ended February 29,
2024, were as follows:
Non-U.S. Government Obligations
Purchases Sales
$ – $ 1,000,000

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
February 29, 2024
Note 6. Summary of Derivative Activity
The Fund may invest in certain derivatives, as detailed below, to meet its investment objective.
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In some cases, the Fund could lose more than the principal amount invested by investing in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when doing so would be beneficial.
The Fund may also utilize certain derivative instruments and investment techniques for risk management or hedging purposes. There is no assurance that such risk management and hedging strategies will be successful, as such success will depend on, among other factors, the Adviser’s ability to predict the future correlation, if any, between the performance of the instruments utilized for hedging purposes and the performance of the investments being hedged.
The following provides more information on specific types of derivatives and activity in the Fund:
The use of derivative instruments by the Fund for the period ended February 29, 2024 related to the use of written call and put options. The options in which the Fund transacts are designed to generate gains and provide downside protection in falling markets. When dividends and interest income from the Fund’s portfolio are coupled with the premium generated from the option writing activity, the
Adviser believes the Fund can pursue its objective with less downside deviation than traditional equity investment strategies by, in effect, managing volatility.
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. Premiums received on purchased and written options for the period ended February 29, 2024, for any derivative type that was held during the period is as follows:
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of
February 29, 2024 :
Realized and unrealized gains and losses on derivatives contracts during the period ended February
29, 2024 by the Fund are recorded in the following locations on the Statement of Operations:
U.S. Government Obligations
Purchases Sales
$ – $ 31,500,000
Purchased Options $ 8,263
Written Options (9,323,260)
Location: Equity Risk
Liability derivatives:
Call options written $ (5,453,630)
Put options written (91,225)
Total liability derivatives $ (5,544,855)

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
February 29, 2024
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at February 29, 2024. These amounts may be collateralized by cash or financial instruments.
Note 7. Federal Income Tax
As of February 29, 2024, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of August 31, 2023, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to temporary book/tax differences related to investments in real estate investment trusts, wash sales, straddles, index options and equity return of capital.
Location:
Equity
Contracts
Net realized gain (loss) on:
Investments $ (6,685)
Written options (809,322)
Total net realized gain (loss) $ (816,007)
Net change in unrealized
appreciation (depreciation)
on:
Written options $ (1,473,319)
Total net change in
unrealized appreciation
(depreciation) $ (1,473,319)
Gross Asset
(Liability) as
Presented in
the Statement
of Assets and
Liabilities
Financial
Instruments
(Received)
Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Liabilities:
Over-the-counter derivatives** $ (5,544,855) $ 5,544,855 $ – $ –
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the
Statement of Assets and Liabilities
** Over-the-counter derivatives may consist of written options contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Call and Put Options Written.
Gross Unrealized Appreciation $ 56,022,350
Gross Unrealized Depreciation (4,310,340)
Net Unrealized Appreciation $ 51,712,010
Undistributed Ordinary Income
$ 2,259,482
Undistributed Long-Term Gain
1,540,252
Unrealized Appreciation
40,106,316
Total
$ 43,906,050

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
February 29, 2024
Note 8. Underlying Investments in Other Pooled Investment Vehicles
The performance of the Fund may be directly affected by the performance of the First American
Government Obligations Fund, Class X Shares. As of February 29, 2024, the percentage of net assets invested in the First American Government Obligations Fund, Class X Shares was 32.9%. The latest financial statements for the First American Government Obligations Fund, Class X Shares can be
found at www.sec.gov.
Note 9. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.

MAI Managed Volatility Fund
ADDITIONAL INFORMATION
February 29, 2024
Investment Advisory Agreement Approval
At the September 14, 2023 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the
Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the
Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was assisted by the advice of Trustee counsel.
At the meeting, the Board reviewed, among other matters: (i) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund; (ii) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (iii) the advisory fee and total expense ratio of the Fund compared to those of a relevant peer group of funds; (iv) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (v) other benefits received by the Adviser from its relationship with the Fund. The Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the
Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser providing services to the
Fund, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that the firm is in stable financial condition and that the firm has the operational capability, the necessary staffing and experience, and the financial strength necessary to continue providing high-quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the
Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the
Board reviewed the performance of the Fund compared to its primary benchmark index. The Board observed that the Fund underperformed the S&P 500 Index, the primary benchmark index for the
Fund, for the one-, three-, five-, and 10-year periods ended June 30, 2023 and for the period since the Fund’s inception on September 23, 2010. The Board noted the Adviser’s representation that there were limitations inherent in a direct comparison of the Fund’s performance to that of a broad-based securities market index, and that, in contrast to the index, the Fund’s unique investment strategy resulted in less net equity exposure, a more concentrated portfolio of investments, and a divergence in sector weightings. The Board noted the Adviser’s representation that the Fund focused on large capitalization, total return-oriented stocks and a target equity weighting of only 45% to 55% of the

MAI Managed Volatility Fund
ADDITIONAL INFORMATION
February 29, 2024
Fund’s total assets, which limited the Fund’s ability to fully participate in rising stock markets, such as the market environment experienced over the past several years.
The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as having characteristics potentially similar to the Fund, noting that, based on the information provided by Strategic Insight, the Fund underperformed the average of its Strategic Insight peer group (the “Peers”) for the one-year period ended June 30,
2023, and outperformed the average of the Peers for the three-, five-, and 10-year periods ended
June 30, 2023. The Board noted that the Adviser seeks to achieve the Fund’s investment objective of income and long-term capital appreciation in part through strong relative performance in down markets by generating option and dividend income, which is designed to mitigate loss of principal and may result in performance deviations relative to the S&P 500 Index and the Peers.
At the request of the Adviser, the Board also considered the Fund’s performance relative to the
Morningstar Options-Trading Category (the “Category”), which the Adviser also believed to be a relevant comparison to the Fund’s investment strategy. The Board observed, generally, that the performance of the Fund more closely resembled that of the Category than the performance of the
S&P 500 Index or Peers and, specifically, that the Fund underperformed the Category for the one-
year period ended June 30, 2023, and outperformed the Category for the three- and five-year periods ended June 30, 2023.
Based on the foregoing and other applicable considerations, the Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the
Fund compared to its Peers. The Board observed that each of the actual advisory fee rate and actual total expenses for the Fund were lower than the median of the Peers. The Board noted that the Adviser had contractually agreed to waive its advisory fee and reimburse Fund expenses as necessary to keep the overall expense ratios for each of the Fund’s share classes at levels that the Adviser believes are advantageous to asset accumulation. Based on the foregoing and other applicable considerations, the
Board concluded that the Adviser’s advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of costs and profitability of its mutual fund operations. The Board noted the Adviser’s representation that it did not maintain separately identifiable profit and loss information for the Fund. Based on other applicable considerations, however, including financial statements from the Adviser indicating its profitability and expenses from overall operations and the Adviser’s representation that the Fund required significantly more attention and resources than the other accounts managed by the Adviser, the Board concluded that the Adviser’s costs of services and profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, and net expense ratio, giving effect to the contractual expense cap. The Board also considered the Adviser’s representation that the Fund could potentially benefit from economies of scale if its assets were to increase but that, in light of the Fund’s relatively low asset level, the Adviser was not proposing breakpoints in the advisory fee at this time.

MAI Managed Volatility Fund
ADDITIONAL INFORMATION
February 29, 2024
Based on the foregoing and other applicable considerations, including the size of the Fund, the Board concluded that any existing economies of scale were addressed in the Fund’s expense cap structure and that the information presented was consistent with the renewal of the Advisory Agreement at current fee levels.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the
Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Liquidity Risk Management Program
The Fund have adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund's investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of a Liquidity Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The
Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2022 through June 30, 2023 in order to prepare a written report to the Board for review at its meeting held on September 14, 2023.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum”
for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.

MAI Managed Volatility Fund
ADDITIONAL INFORMATION
February 29, 2024
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (877) 414-7884 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June
30 is available, without charge and upon request, by calling (877) 414-7884 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees, distribution (12b-
1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 through February 29, 2024.
Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

MAI Managed Volatility Fund
ADDITIONAL INFORMATION
February 29, 2024
Beginning
Account Value
September 1,
2023
Ending
Account Value
February 29, 2024
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Institutional Shares
Actual $ 1,000.00 $ 1,051.55 $ 5.05 0.99%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.94 $ 4.97 0.99%
Investor Shares
Actual $ 1,000.00 $ 1,050.42 $ 6.32 1.24%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.70 $ 6.22 1.24%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 366 to reflect the half-year period.

MAI Managed Volatility Fund
Investor Class
(DIVPX)
Institutional Class
(MAIPX)
INVESTMENT ADVISER
MAI Capital Management, LLC
6050 Oak Tree Blvd, Suite 500
Independence, OH 44131
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general information of
the shareholders of the Fund. It is not authorized for
distribution to prospective investors unless preceded
or accompanied by an effective prospectus, which
includes information regarding the Fund’s risks,
objectives, fees and expenses, experience of its
management and other information.
244-SAR-0224

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.
(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	May 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	May 2, 2024

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	May 2, 2024